As filed with the Securities and Exchange Commission on April 10, 2014
File Nos. 333-182743
811-22720
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 17
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19

KKR Series Trust
 (Exact name of Registrant as Specified in Charter)

555 California Street
50th Floor
San Francisco, California 94104
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:
(415) 315-3620

Name and address of agent for service:

Nicole J. Macarchuk, Esq.
KKR Asset Management LLC
555 California Street
50th Floor
San Francisco, California 94104

COPY TO:

Allison M. Fumai, Esq.
Richard Horowitz, Esq.
Kenneth E. Young, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)
☒ On May 9, 2014 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 7 to its Registration Statement until May 9, 2014.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, filed on May 17, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 10th day of April, 2014.

KKR Series Trust

By:  /s/ Suzanne Donohoe
        Suzanne Donohoe, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Suzanne Donohoe Suzanne Donohoe	Trustee and President (Principal Executive Officer)	April 10, 2014
/s/ Michael E. Cahill Michael E. Cahill*	Trustee	April 10, 2014
/s/ Tobin V. Levy Tobin V. Levy*	Trustee	April 10, 2014
/s/ Jeffrey L. Zlot Jeffrey L. Zlot*	Trustee	April 10, 2014
/s/ Roshan Chagan Roshan Chagan	Treasurer (Principal Financial and Accounting Officer)	April 10, 2014

*By:	/s/ Nicole J. Macarchuk
Nicole J. Macarchuk as attorney-in-fact